INCOME TAX EXPENSE AND DEFERRED TAXES (Tables)	12 Months Ended
Dec. 31, 2023
INCOME TAX EXPENSE AND DEFERRED TAXES
Schedule of current and deferred income tax expenses

Details	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Current income tax expense	(58,334,583)	(63,245,293)	(45,614,890)
Current tax adjustment previous period	(152,481)	311,931	2,284,477
Foreign dividends tax withholding expense	(11,803,842)	(11,129,734)	(2,877,817)
Other current tax expense (income)	(688,765)	—	114,130
Current income tax expense	(70,979,671)	(74,063,096)	(46,094,100)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(15,014,636)	(30,281,542)	(83,220)
Expense (income) for deferred taxes	(15,014,636)	(30,281,542)	(83,220)
Total income tax expense	(85,994,307)	(104,344,638)	(46,177,320)

Schedule of distribution of national and foreign tax expenditure

Income taxes	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Current taxes
Foreign	(44,507,433)	(61,250,403)	(37,363,624)
National	(26,472,238)	(12,812,693)	(8,730,476)
Current tax expense	(70,979,671)	(74,063,096)	(46,094,100)
Deferred taxes
Foreign	(13,619,606)	(4,596,695)	6,942,925
National	(1,395,030)	(25,684,847)	(7,026,145)
Deferred tax expense	(15,014,636)	(30,281,542)	(83,220)
Income tax expense	(85,994,307)	(104,344,638)	(46,177,320)

Schedule of reconciliation of the tax expense using the statutory rate with the tax expense using the effective rate

Reconciliation of effective rate	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Net income before taxes	260,505,794	232,803,625	203,208,988
Tax expense at legal rate (27.0%)	(70,336,564)	(62,856,979)	(54,866,427)
Effect of tax rate in other jurisdictions	(854,686)	(2,820,546)	860,745

Permanent differences:
Foreign dividend tax withholding expense and other non-taxable income	(15,253,682)	(11,536,654)	(10,868,055)
Non-deductible expenses	(2,585,111)	(3,622,958)	(2,935,310)
Tax effect on excess tax provision in previous periods	(188,988)	(81,258)	13,250,594
Tax effect of price-level restatement for Chilean companies	(9,929,818)	(33,196,408)	(15,794,098)
Subsidiaries tax withholding expense and other legal tax debits and credits	13,154,542	9,770,165	24,175,231
Adjustments to tax expense	(14,803,057)	(38,667,113)	7,828,362
Tax expense at effective rate	(85,994,307)	(104,344,638)	(46,177,320)
Effective rate	33.0%	44.8%	22.7%

Schedule of income tax rates applicable in each jurisdiction

	Rates
Country	2023	2022	2021
Chile	27.00%	27.00%	27.00%
Brazil	34.00%	34.00%	34.00%
Argentina	35.00%	35.00%	35.00%
Paraguay	10.00%	10.00%	10.00%

Schedule of the net cumulative balances of temporary differences that give rise to deferred tax assets and liabilities

	12.31.2023		12.31.2022
Temporary differences	Assets	Liabilities	Assets	Liabilities
	ThCh$	ThCh$	ThCh$	ThCh$
Property, plant and equipment	5,970,424	(54,058,525)	5,351,293	(58,230,728)
Obsolescence provision	2,231,501	—	1,871,168	—
ICMS exclusion credit	3,241,530	—	2,686,693	—
Employee benefits	8,212,311	(14,382)	5,033,868	(3,348)
Provision for severance indemnity	2,546,033	(94,659)	2,789,893	(42,264)
Tax loss carry forwards (1)	2,142,747	—	5,569,124	—
Tax goodwill Brazil (2)	—	(15,782,005)	—	(9,081,512)
Contingency provision	27,144,927	—	27,145,591	—
Foreign Exchange differences (3)	4,640,723	—	11,478,538	—
Allowance for doubtful accounts	799,274	—	803,608	—
Coca-Cola incentives (Argentina)	—	—	633,919	—
Assets and liabilities for placement of bonds	—	(561,994)	—	(610,594)
Financial expense	—	(2,363,384)	—	(1,894,010)
Lease liabilities	3,665,695	—	1,874,166	—
Inventories	1,706,518	—	1,312,833	—
Distribution rights (4)	—	(161,155,669)	—	(154,669,995)
Prepaid income	4,481,352	—	5,339,265	(8,287)
Spare parts	—	(4,816,189)	—	(4,142,782)
Intangibles	77,752	(5,497,812)	69,395	(7,388,202)
Others	4,301,875	(2,965,088)	5,282,818	(4,520,673)
Subtotal	71,162,662	(247,309,707)	77,242,172	(240,592,395)
Offsetting of deferred tax assets/(liabilities)	(66,839,488)	66,839,488	(74,813,839)	74,813,839
Total assets and liabilities net	4,323,174	(180,470,219)	2,428,333	(165,778,556)
(1)	Tax losses mainly associated with entities in Chile. Tax losses have no expiration date in Chile.
(2)	Difference for tax amortization of Goodwill in Brazil.
(3)	Corresponds to deferred taxes for exchange rate differences generated on the translation of debts expressed in foreign currency in the subsidiary Rio de Janeiro Refrescos Ltda., that for tax purposes are recognized when paid.
(4)	Distribution rights arising from business combinations. See Note 15.

Schedule of movement in deferred income tax accounts

Movement	12.31.2023	12.31.2022
	ThCh$	ThCh$
Opening balance	(163,350,223)	(166,596,100)
Increase (decrease) in deferred tax	(31,400,047)	8,090,171
Increase (decrease) due to foreign currency translation(*)	18,603,225	(4,844,294)
Total movements	(12,796,822)	3,245,877
Ending balance	(176,147,045)	(163,350,223)

(*)    Includes IAS 29 effects due to inflation in Argentina